Document and Entity Information	6 Months Ended
Jun. 30, 2020
Cover page.
Entity Registrant Name	Resource Real Estate Opportunity REIT II, Inc.
Entity Central Index Key	0001559484
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Type	S-4/A
Amendment Flag	false